Shareholder Report, Line Graph (Details) - USD ($)							2 Months Ended	6 Months Ended	8 Months Ended		12 Months Ended			14 Months Ended	18 Months Ended	20 Months Ended		24 Months Ended		26 Months Ended	30 Months Ended	32 Months Ended		36 Months Ended		38 Months Ended	42 Months Ended	44 Months Ended		48 Months Ended		50 Months Ended	56 Months Ended		60 Months Ended			68 Months Ended		72 Months Ended	80 Months Ended		84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Apr. 26, 2021	Aug. 31, 2020	Nov. 01, 2019	Feb. 28, 2018	Feb. 29, 2016	Oct. 31, 2014	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2016	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2015	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024
C000018685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						$ 14,325							$ 13,938						$ 14,627						$ 15,307						$ 15,345						$ 15,957			$ 16,479			$ 17,403		$ 15,575		$ 16,400	$ 18,623
C000018687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							9,654						10,056						10,445						10,390						10,724			10,986			11,501		10,192		10,633	11,952
C000018688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							9,744						10,262						10,765						10,820						11,279			11,677			12,364		11,105		11,731	13,361
C000185554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6 Shares
Accumulated Value				$ 10,000					$ 10,054							$ 10,500						$ 10,923						$ 11,575					$ 10,391					$ 10,981			$ 12,523
C000060790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,550							9,293						9,757						10,205						10,229						10,631			10,981			11,575		10,342		10,862	12,306
C000018689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,325							14,493						14,870						14,780						14,405						16,100			16,655			17,048		14,494		14,822	16,340
C000018691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							10,014						10,173						10,003						9,657						10,680			10,934			11,074		9,320		9,431	10,292
C000018692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							10,141						10,428						10,404						10,168						11,383			11,814			12,119		10,321		10,577	11,692
C000185556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6 Shares
Accumulated Value			$ 10,000									$ 10,385						$ 10,661						$ 9,098						$ 9,330						$ 10,305
C000060791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,550							9,634						9,860						9,770						9,504						10,584			10,916			11,137		9,450		9,620	10,586
C000018693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,325							14,334						15,761						16,851						17,068						18,362			18,778			20,537		18,713		19,894	22,457
C000018694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class B Shares - Including sales charges
Accumulated Value						10,000							9,940						10,820						11,476						11,549						12,302			12,473			13,535		12,234		12,860	14,392
C000018695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							9,940						10,839						11,475						11,548						12,323			12,494			13,532		12,231		12,884	14,416
C000018696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							10,032						11,059						11,851						12,037						12,962			13,293			14,576		13,316		14,190	16,058
C000057099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R2 Shares
Accumulated Value						10,000							9,996						10,978						11,725						11,866						12,754			13,031			14,240		12,961		13,764	15,522
C000166835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R3 Shares
Accumulated Value					$ 10,000					$ 11,559							$ 12,320						$ 12,438						$ 13,312					$ 13,564					$ 14,787			$ 13,446		$ 14,215		$ 15,996
C000127160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6 Shares
Accumulated Value						10,000							10,050						11,079						11,894						12,097						13,045			13,397			14,688		13,460		14,340	16,260
C000060792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,550							9,544						10,490						11,213						11,358						12,190			12,464			13,617		12,405		13,132	14,814
C000221691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											SIMPLE Class Shares
Accumulated Value		$ 10,000					$ 9,928							$ 10,819						$ 9,830						$ 10,420						$ 11,727
C000018697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares
Accumulated Value						15,000							15,002						15,003						15,055						15,237						15,517			15,587			15,589		15,698		16,392	17,211
C000018698 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class B Shares
Accumulated Value						10,000							10,001						10,002						10,022						10,119						10,281			10,317			10,318		10,375		10,804	11,312
C000018699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares
Accumulated Value						10,000							10,001						10,002						10,022						10,120						10,281			10,317			10,318		10,375		10,804	11,312
C000060793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares
Accumulated Value						10,000							10,001						10,002						10,022						10,120						10,281			10,317			10,318		10,375		10,804	11,312
C000221692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											SIMPLE Class Shares
Accumulated Value		10,000					10,000							10,002						10,057						10,493						11,023
C000018700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,325							14,694						15,535						15,768						15,917						17,277			17,909			18,596		16,000		16,418	18,119
C000018701 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class B Shares - Including sales charges
Accumulated Value						10,000							10,221						10,791						10,917						11,005						11,917			12,320			12,758		10,948		11,202	12,327
C000018702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							10,231						10,791						10,928						11,005						11,928			12,331			12,758		10,947		11,214	12,325
C000221693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C2 Shares - Including sales charges
Accumulated Value		10,000					9,946							10,283						8,810						9,001						9,890
C000082082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							10,283						10,899						11,091						11,223						12,224			12,703			13,211		11,395		11,735	12,968
C000185560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6 Shares
Accumulated Value			10,000									$ 10,395						$ 10,826						$ 9,345						$ 9,619					$ 10,646
C000060794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,550							9,786						10,357						10,505						10,606						11,522			11,941			12,394		10,658		10,932	12,054
C000018703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,175							14,258						14,786						17,197						17,760						19,670			23,656			30,768		27,345		26,925	31,430
C000018704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class B Shares - Including sales charges
Accumulated Value						10,000							9,964						10,246						11,804						12,081						13,260			15,799			20,348		17,913		17,464	20,192
C000018705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							9,970						10,246						11,807						12,084						13,257			15,800			20,356		17,916		17,466	20,200
C000087595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							10,084						10,484						12,234						12,681						14,093			17,011			22,187		19,782		19,545	22,891
C000060795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,450							9,488						9,830						11,413						11,769						13,005			15,616			20,266		17,973		17,656	20,563
C000018706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,175							14,060						14,633						16,434						16,042						18,142			17,979			21,528		18,136		18,437	23,340
C000018707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class B Shares - Including sales charges
Accumulated Value						10,000							9,830						10,145						11,288						10,924						12,247			12,021			14,268		11,905		11,980	15,011
C000018708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							9,830						10,139						11,290						10,920						12,245			12,018			14,263		11,903		11,978	15,016
C000018709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							9,949						10,377						11,685						11,432						12,965			12,875			15,463		13,058		13,306	16,882
C000185564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6 Shares
Accumulated Value				10,000					$ 9,939							$ 11,283						$ 11,215						$ 13,481					$ 11,394					$ 11,620			$ 14,763
C000060796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,450							9,358						9,726						10,911						10,632						12,012			11,878			14,202		11,945		12,107	15,292
C000221696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											SIMPLE Class Shares
Accumulated Value		10,000					9,661							11,522						9,667						9,794						12,368
C000018710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,325							13,244						15,315						16,567						15,415						17,427			17,114			17,800		13,362		14,726	17,624
C000018712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							9,157						10,492						11,246						10,360						11,594			11,269			11,592		8,589		9,359	11,056
C000052120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							9,270						10,743						11,661						10,868						12,331			12,135			12,672		9,535		10,538	12,646
C000060797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,550							8,819						10,175						10,988						10,199						11,507			11,254			11,671		8,722		9,570	11,394
C000018719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,175							14,877						14,858						18,511						20,005						21,366			22,737			33,773		30,072		31,081	40,529
C000018720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class B Shares - Including sales charges
Accumulated Value						10,000							10,401						10,285						12,683						13,575						14,351			15,109			22,222		19,602		20,061	25,915
C000018721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							10,401						10,285						12,684						13,571						14,348			15,106			22,218		19,596		20,063	25,906
C000018722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							10,526						10,539						13,162						14,262						15,269			16,286			24,261		21,660		22,440	29,343
C000179143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6 Shares
Accumulated Value	$ 10,000							$ 11,219							$ 10,019						$ 10,389						$ 13,593
C000060799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,450							9,901						9,862						12,254						13,213						14,072			14,923			22,119		19,657		20,273	26,386
C000018724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,175							15,324						14,949						19,216						21,591						25,272			32,712			46,502		31,758		37,973	55,378
C000018725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class B Shares - Including sales charges
Accumulated Value						10,000							10,734						10,377						13,242						14,754						17,109			21,963			30,924		20,939		24,791	35,806
C000018726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							10,735						10,379						13,234						14,746						17,101			21,967			30,924		20,940		24,761	35,837
C000018727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							10,836						10,595						13,659						15,386						18,046			23,425			33,371		22,841		27,386	40,030
C000018728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R1 Shares
Accumulated Value						10,000							10,839						10,582						13,629						15,327						17,972			23,299			33,155		22,671		27,143	39,656
C000018729 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R2 Shares
Accumulated Value						10,000							10,800						10,514						13,509						15,168						17,730			22,923			32,560		22,225		26,512	38,640
C000030958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R3 Shares
Accumulated Value						10,000							10,779						10,474						13,411						15,016						17,522			22,602			32,003		21,769		25,928	37,699
C000127162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6 Shares
Accumulated Value						10,000							10,855						10,625						13,708						15,451						18,153			23,568			33,619		23,028		27,622	40,408
C000060800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,450							10,221						9,959						12,792						14,351						16,786			21,686			30,789		21,014		25,061	36,468
C000221700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											SIMPLE Class Shares
Accumulated Value		10,000					$ 9,155							$ 12,963						$ 8,812						$ 10,511						$ 15,283
C000018730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class A Shares - Including sales charges
Accumulated Value						14,175							14,429						14,347						17,895						18,768						21,309			21,662			31,440		30,598		29,935	37,758
C000018731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class B Shares - Including sales charges
Accumulated Value						10,000							10,089						9,936						12,276						12,756						14,344			14,425			20,724		19,965		19,330	24,153
C000018732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class C Shares - Including sales charges
Accumulated Value						10,000							10,089						9,936						12,276						12,756						14,344			14,429			20,728		19,970		19,335	24,156
C000018733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class I Shares
Accumulated Value						10,000							10,206						10,173						12,717						13,375						15,221			15,514			22,583		22,048		21,635	27,390
C000185571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6 Shares
Accumulated Value	10,000							$ 10,667							$ 10,415						$ 10,219						$ 12,934
C000060801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares - Including sales charges
Accumulated Value						9,450							9,604						9,528						11,863						12,420						14,068			14,258			20,636		20,035		19,548	24,596
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,000	10,000	10,000	15,000							15,293						15,962						16,106						15,775						17,591			18,679			18,590		15,674		15,730	17,389
ICE BofA U S Dollar 3 Month Deposit Offered Rate Constant Maturity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Accumulated Value				10,000		15,000							15,039						15,120						15,280						15,564						15,981			16,200			16,231		16,329		17,114	18,070
Morningstar Multisector Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Multisector Bond Category Average
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 5-10 Year Taxable Municipal Bond Index
Accumulated Value			10,000			15,000							15,589						16,510						16,733						16,676						18,638			19,894			20,155		17,121		17,648	19,584
Morningstar Intermediate Core Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Intermediate Core Bond Category Average
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000			$ 10,000	15,000							14,696						16,193						17,672						17,825						19,308			19,780			21,906		19,398		20,524	23,908
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar High Yield Bond Category Average
Average Lipper Money Market Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Average Lipper Money Market Fund
Accumulated Value		10,000				15,000							15,000						15,000						15,000						15,000						15,000			15,005			15,105		15,307		15,616	17,380
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value		10,000	$ 10,000			15,000							15,430						16,056						16,408						16,324						17,862			18,504			18,991		16,716		17,158	18,822
Morningstar Muni National Long Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Muni National Long Category Average
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Convertible Index
Accumulated Value						15,000							14,980						15,498						18,309						18,981						21,345			27,344			36,354		28,989		28,851	34,900
Morningstar Convertibles Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Convertibles Category Average
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index (Net)
Accumulated Value		10,000		10,000		15,000							15,266						15,446						18,964						19,184						21,619			22,563			31,684		25,829		28,536	38,146
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark Index
Accumulated Value		10,000		$ 10,000		15,000							15,314						15,710						17,843						17,845						20,092			21,242			26,066		21,609		23,000	28,521
Morningstar Global Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Global Allocation Category Average
JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JPMorgan EMBI Global Diversified Index
Accumulated Value						15,000							15,058						16,820						17,882						17,097						19,551			19,742			20,614		15,628		16,934	20,010
Morningstar Emerging Markets Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Emerging Markets Bond Category Average
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000® Index
Accumulated Value	10,000	10,000				15,000							15,673						16,339						20,256						21,593						24,505			26,992			38,841		32,426		35,143	48,446
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	10,000	10,000				15,000							15,780						16,491						20,389						21,887						25,022			27,452			39,233		33,500		36,898	50,926
Morningstar Large Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Large Blend Category Average
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Growth Index
Accumulated Value		$ 10,000				15,000							16,377						16,751						21,728						24,055						28,169			36,400			52,128		39,306		46,755	67,218
Morningstar Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Large Growth Category Average
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Value Index
Accumulated Value	$ 10,000					$ 15,000							$ 15,079						$ 16,040						$ 18,892						$ 19,466						$ 21,648			$ 20,010			$ 28,766		$ 26,754		$ 26,789	$ 35,088
Morningstar Large Value Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Large Value Category Average